STOCK-BASED COMPENSATION PLANS - Assumptions in estimating the fair value of awards (Details) - Y	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Quebecor Stock option plan
STOCK-BASED COMPENSATION PLANS
Risk-free interest rate	1.83%	1.25%
Distribution yield	0.46%	0.48%
Expected volatility (as a percent)	17.58%	19.27%
Expected remaining life	2.4	4.0
Quebecor Media stock option plan
STOCK-BASED COMPENSATION PLANS
Risk-free interest rate	1.80%	1.10%
Distribution yield	1.12%	1.33%
Expected volatility (as a percent)	16.70%	18.93%
Expected remaining life	2.3	3.0
TVA Group stock option plan
STOCK-BASED COMPENSATION PLANS
Risk-free interest rate	1.97%	0.91%
Expected volatility (as a percent)	50.78%	35.48%
Expected remaining life	3.6	1.9